Schedule of Investments
March 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–91.27%
Brazil–5.88%
Arcos Dorados Holdings, Inc., Class A	523,097	$4,033,078
Multiplan Empreendimentos Imobiliarios S.A.	1,832,200	8,907,143
TOTVS S.A.	837,600	4,653,654
Wilson Sons Holdings Brasil S.A.	3,008,682	5,710,527
		23,304,402
Canada–8.07%
Calian Group Ltd.	229,300	11,056,960
E-L Financial Corp. Ltd.	13,106	8,805,312
Information Services Corp.	404,100	6,578,024
Total Energy Services, Inc.	670,190	4,105,936
Trican Well Service Ltd.	639,308	1,456,951
		32,003,183
China–3.21%
Chongqing Fuling Zhacai Group Co. Ltd., A Shares	1,293,700	4,784,306
Tongcheng Travel Holdings Ltd.(a)(b)	3,632,000	7,939,972
		12,724,278
Denmark–0.45%
TCM Group A/S(a)	183,645	1,791,088
Egypt–1.68%
Eastern Co. S.A.E.	5,694,856	3,235,694
Integrated Diagnostics Holdings PLC(a)	7,477,870	3,444,150
		6,679,844
France–9.45%
Exail Technologies S.A.(b)	260,276	5,334,413
Guillemot Corp.	261,198	2,170,031
Kaufman & Broad S.A.	189,837	5,642,586
Linedata Services	58,928	2,850,060
Metropole Television S.A.	125,460	2,036,013
Neurones	114,859	4,776,915
Precia S.A.	305,947	10,157,623
Societe Pour L’Informatique Industrielle SII	82,859	4,512,088
		37,479,729
Georgia–2.38%
TBC Bank Group PLC	340,968	9,424,950
Germany–3.35%
Cherry SE(b)	368,000	2,231,350
CompuGroup Medical SE & Co. KGaA	80,578	4,143,816
flatexDEGIRO AG(b)	522,375	4,491,121
MorphoSys AG(b)	36,120	573,797
VITA 34 AG(b)	296,986	1,847,674
		13,287,758
India–0.73%
Emami Ltd.	659,682	2,878,468
Indonesia–4.66%
PT Kalbe Farma Tbk	49,480,300	6,933,698
Shares		Value
Indonesia–(continued)
PT Mitra Keluarga Karyasehat Tbk(a)	33,954,300	$6,634,295
PT Pakuwon Jati Tbk	161,499,300	4,894,504
		18,462,497
Ireland–0.56%
Origin Enterprises PLC	495,000	2,218,259
Italy–4.56%
Danieli & C. Officine Meccaniche S.p.A., RSP	266,310	5,286,162
MARR S.p.A.	295,150	4,248,788
Openjobmetis Spa agenzia per il lavoro	401,136	4,266,114
Technogym S.p.A.(a)	481,169	4,282,827
		18,083,891
Japan–4.39%
Nabtesco Corp.	200,400	4,923,994
Tokyo Ohka Kogyo Co. Ltd.	76,500	4,456,207
Zuken, Inc.	308,900	8,047,255
		17,427,456
Malaysia–2.32%
Bursa Malaysia Bhd.	2,283,700	3,310,225
Heineken Malaysia Bhd.	982,600	5,903,917
		9,214,142
Mexico–4.43%
Bolsa Mexicana de Valores S.A.B. de C.V.	4,325,494	9,267,887
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	743,066	8,299,495
		17,567,382
Netherlands–0.84%
SBM Offshore N.V.	223,727	3,319,747
New Zealand–0.84%
Freightways Group Ltd.	559,830	3,311,765
Poland–3.49%
LiveChat Software S.A.	268,000	8,909,524
Mo-BRUK S.A.	54,400	4,223,299
Skarbiec Holding S.A.(a)(b)	166,000	724,073
		13,856,896
Romania–1.73%
Fondul Proprietatea S.A.	14,855,342	6,857,953
Singapore–1.20%
XP Power Ltd.	189,578	4,765,871
South Africa–2.12%
Combined Motor Holdings Ltd.	2,114,569	3,383,216
Karooooo Ltd.	214,000	5,022,580
		8,405,796
South Korea–1.81%
Douzone Bizon Co. Ltd.	52,160	1,413,071
LEENO Industrial, Inc.	51,927	5,766,999
		7,180,070

See accompanying notes which are an integral part of this schedule.
Invesco EQV International Small Company Fund

Shares		Value
Spain–0.82%
Construcciones y Auxiliar de Ferrocarriles S.A.	117,396	$3,260,279
Sweden–2.62%
Kindred Group PLC, SDR	614,821	6,874,082
Proact IT Group AB	329,786	3,508,853
		10,382,935
Switzerland–1.17%
Kardex Holding AG	21,500	4,659,185
Taiwan–2.44%
ASPEED Technology, Inc.	31,000	2,685,642
Visual Photonics Epitaxy Co. Ltd.	2,296,000	6,973,860
		9,659,502
United Kingdom–13.29%
4imprint Group PLC	70,000	4,175,960
Bioventix PLC	32,000	1,549,325
Character Group PLC (The)	440,000	2,062,283
Clarkson PLC	142,000	5,422,535
DCC PLC	139,050	8,115,515
Diploma PLC	91,915	3,194,371
EMIS Group PLC	105,500	1,952,052
Eurocell PLC	1,106,000	1,856,965
IG Group Holdings PLC	937,045	8,092,749
Shares		Value
United Kingdom–(continued)
Mortgage Advice Bureau Holdings Ltd.	673,446	$6,160,232
Renew Holdings PLC	608,291	5,070,381
Savills PLC	413,099	5,041,064
		52,693,432
United States–2.78%
Epsilon Energy Ltd.	272,280	1,453,975
Signify N.V.	150,866	5,030,333
VAALCO Energy, Inc.	998,947	4,525,230
		11,009,538
Total Common Stocks & Other Equity Interests (Cost $313,737,943)		361,910,296
Money Market Funds–8.61%
Invesco Government & Agency Portfolio, Institutional Class, 4.73%(c)(d)	11,886,421	11,886,421
Invesco Liquid Assets Portfolio, Institutional Class, 4.84%(c)(d)	8,657,348	8,659,079
Invesco Treasury Portfolio, Institutional Class, 4.72%(c)(d)	13,584,481	13,584,481
Total Money Market Funds (Cost $34,127,164)		34,129,981
TOTAL INVESTMENTS IN SECURITIES—99.88% (Cost $347,865,107)		396,040,277
OTHER ASSETS LESS LIABILITIES–0.12%		483,579
NET ASSETS–100.00%		$396,523,856
Investment Abbreviations:
RSP	– Registered Savings Plan Shares
SDR	– Swedish Depository Receipt
Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2023 was $24,816,405, which represented 6.26% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value March 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$12,529,276	$6,522,709	$(7,165,564)	$-	$-	$11,886,421	$138,902
Invesco Liquid Assets Portfolio, Institutional Class	9,118,741	4,659,078	(5,118,261)	(796)	317	8,659,079	102,270
Invesco Treasury Portfolio, Institutional Class	14,319,172	7,454,524	(8,189,215)	-	-	13,584,481	158,711
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	23,939	(23,939)	-	-	-	25*
Invesco Private Prime Fund	-	61,240	(61,256)	-	16	-	66*
Total	$35,967,189	$18,721,490	$(20,558,235)	$(796)	$333	$34,129,981	$399,974

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2023.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco EQV International Small Company Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$23,304,402	$—	$—	$23,304,402
Canada	32,003,183	—	—	32,003,183
China	—	12,724,278	—	12,724,278
Denmark	—	1,791,088	—	1,791,088
Egypt	—	6,679,844	—	6,679,844
France	—	37,479,729	—	37,479,729
Georgia	—	9,424,950	—	9,424,950
Germany	—	13,287,758	—	13,287,758
India	—	2,878,468	—	2,878,468
Indonesia	—	18,462,497	—	18,462,497
Ireland	—	2,218,259	—	2,218,259
Italy	—	18,083,891	—	18,083,891
Japan	—	17,427,456	—	17,427,456
Malaysia	—	9,214,142	—	9,214,142
Mexico	17,567,382	—	—	17,567,382
Netherlands	—	3,319,747	—	3,319,747
New Zealand	—	3,311,765	—	3,311,765
Poland	—	13,856,896	—	13,856,896
Romania	—	6,857,953	—	6,857,953
Singapore	—	4,765,871	—	4,765,871
South Africa	5,022,580	3,383,216	—	8,405,796
South Korea	—	7,180,070	—	7,180,070
Spain	—	3,260,279	—	3,260,279
Sweden	—	10,382,935	—	10,382,935
Switzerland	—	4,659,185	—	4,659,185
Taiwan	—	9,659,502	—	9,659,502
United Kingdom	—	52,693,432	—	52,693,432
United States	5,979,205	5,030,333	—	11,009,538
Money Market Funds	34,129,981	—	—	34,129,981
Total Investments	$118,006,733	$278,033,544	$—	$396,040,277
Invesco EQV International Small Company Fund